Distribution Date:	05/17/24	BANK 2020-BNK25
Determination Date:	05/13/24
Next Distribution Date:	06/17/24
Record Date:	04/30/24	Commercial Mortgage Pass-Through Certificates
Series 2020-BNK25

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		General Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	14-16		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	17-19	General Special Servicer	CWCapital Asset Management LLC
Principal Prepayment Detail	20		Attention: Brian Hanson	(202) 715-9500	bhanson@cwcapital.com
Historical Detail	21		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Delinquency Loan Detail	22	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	23		Attention: Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 1	24		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	25	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	26		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	27				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	29
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	30
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06539WAW6	1.884000%	15,250,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.63%
A-2	06539WAX4	2.759000%	8,461,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.63%
A-3	06539WAY2	2.391000%	61,183,000.00	29,352,491.71	303,897.88	58,484.84	0.00	0.00	362,382.72	29,048,593.83	22.25%	21.63%
A-SB	06539WAZ9	2.613000%	22,612,000.00	22,612,000.00	0.00	49,237.63	0.00	0.00	49,237.63	22,612,000.00	22.25%	21.63%
A-4	06539WBA3	2.399000%	417,000,000.00	417,000,000.00	0.00	833,652.50	0.00	0.00	833,652.50	417,000,000.00	22.25%	21.63%
A-5	06539WBB1	2.649000%	562,284,000.00	562,284,000.00	0.00	1,241,241.93	0.00	0.00	1,241,241.93	562,284,000.00	22.25%	21.63%
A-S	06539WBE5	2.841000%	194,070,000.00	194,070,000.00	0.00	459,460.72	0.00	0.00	459,460.72	194,070,000.00	22.25%	21.63%
B	06539WBF2	3.043000%	62,102,000.00	62,102,000.00	0.00	157,480.32	0.00	0.00	157,480.32	62,102,000.00	18.30%	17.82%
C	06539WBG0	3.352855%	58,221,000.00	58,221,000.00	0.00	162,672.12	0.00	0.00	162,672.12	58,221,000.00	14.61%	14.26%
D	06539WAA4	2.500000%	36,874,000.00	36,874,000.00	0.00	76,820.83	0.00	0.00	76,820.83	36,874,000.00	12.27%	12.01%
E	06539WAC0	2.500000%	21,347,000.00	21,347,000.00	0.00	44,472.92	0.00	0.00	44,472.92	21,347,000.00	10.91%	10.70%
F	06539WAE6	1.914855%	29,111,000.00	29,111,000.00	0.00	46,452.78	0.00	0.00	46,452.78	29,111,000.00	9.06%	8.92%
G	06539WAG1	1.914855%	15,525,000.00	15,525,000.00	0.00	24,773.43	0.00	0.00	24,773.43	15,525,000.00	8.08%	7.97%
H*	06539WAJ5	1.914855%	48,518,274.00	48,518,274.00	0.00	78,820.48	0.00	0.00	78,820.48	48,518,274.00	5.00%	5.00%
RR Interest	N/A	3.414855%	81,713,593.41	78,790,356.13	15,994.63	224,288.32	0.00	0.00	240,282.95	78,774,361.50	0.00%	0.00%
R	06539WBH8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	06539WBK1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,634,271,867.41	1,575,807,121.84	319,892.51	3,457,858.82	0.00	0.00	3,777,751.33	1,575,487,229.33

X-A	06539WBC9	0.875078%	1,086,790,000.00	1,031,248,491.72	0.00	752,019.47	0.00	0.00	752,019.47	1,030,944,593.83
X-B	06539WBD7	0.439166%	314,393,000.00	314,393,000.00	0.00	115,058.81	0.00	0.00	115,058.81	314,393,000.00
X-D	06539WAN6	0.914855%	58,221,000.00	58,221,000.00	0.00	44,386.46	0.00	0.00	44,386.46	58,221,000.00
X-F	06539WAQ9	1.500000%	29,111,000.00	29,111,000.00	0.00	36,388.75	0.00	0.00	36,388.75	29,111,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	06539WAS5	1.500000%	15,525,000.00	15,525,000.00	0.00	19,406.25	0.00	0.00	19,406.25	15,525,000.00
X-H	06539WAU0	1.500000%	48,518,274.00	48,518,274.00	0.00	60,647.84	0.00	0.00	60,647.84	48,518,274.00
Notional SubTotal			1,552,558,274.00	1,497,016,765.72	0.00	1,027,907.58	0.00	0.00	1,027,907.58	1,496,712,867.83

Deal Distribution Total					319,892.51	4,485,766.40	0.00	0.00	4,805,658.91

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06539WAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06539WAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	06539WAY2	479.74914126	4.96703136	0.95590017	0.00000000	0.00000000	0.00000000	0.00000000	5.92293153	474.78210990
A-SB	06539WAZ9	1,000.00000000	0.00000000	2.17750000	0.00000000	0.00000000	0.00000000	0.00000000	2.17750000	1,000.00000000
A-4	06539WBA3	1,000.00000000	0.00000000	1.99916667	0.00000000	0.00000000	0.00000000	0.00000000	1.99916667	1,000.00000000
A-5	06539WBB1	1,000.00000000	0.00000000	2.20750000	0.00000000	0.00000000	0.00000000	0.00000000	2.20750000	1,000.00000000
A-S	06539WBE5	1,000.00000000	0.00000000	2.36749997	0.00000000	0.00000000	0.00000000	0.00000000	2.36749997	1,000.00000000
B	06539WBF2	1,000.00000000	0.00000000	2.53583331	0.00000000	0.00000000	0.00000000	0.00000000	2.53583331	1,000.00000000
C	06539WBG0	1,000.00000000	0.00000000	2.79404545	0.00000000	0.00000000	0.00000000	0.00000000	2.79404545	1,000.00000000
D	06539WAA4	1,000.00000000	0.00000000	2.08333324	0.00000000	0.00000000	0.00000000	0.00000000	2.08333324	1,000.00000000
E	06539WAC0	1,000.00000000	0.00000000	2.08333349	0.00000000	0.00000000	0.00000000	0.00000000	2.08333349	1,000.00000000
F	06539WAE6	1,000.00000000	0.00000000	1.59571227	0.00000000	0.00000000	0.00000000	0.00000000	1.59571227	1,000.00000000
G	06539WAG1	1,000.00000000	0.00000000	1.59571208	0.00000000	0.00000000	0.00000000	0.00000000	1.59571208	1,000.00000000
H	06539WAJ5	1,000.00000000	0.00000000	1.62455243	(0.02884027)	0.22300134	0.00000000	0.00000000	1.62455243	1,000.00000000
RR Interest	N/A	964.22581411	0.19574014	2.74481039	(0.00090132)	0.00704607	0.00000000	0.00000000	2.94055052	964.03007398
R	06539WBH8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	06539WBK1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06539WBC9	948.89398294	0.00000000	0.69196392	0.00000000	0.00000000	0.00000000	0.00000000	0.69196392	948.61435404
X-B	06539WBD7	1,000.00000000	0.00000000	0.36597128	0.00000000	0.00000000	0.00000000	0.00000000	0.36597128	1,000.00000000
X-D	06539WAN6	1,000.00000000	0.00000000	0.76237887	0.00000000	0.00000000	0.00000000	0.00000000	0.76237887	1,000.00000000
X-F	06539WAQ9	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	06539WAS5	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-H	06539WAU0	1,000.00000000	0.00000000	1.24999995	0.00000000	0.00000000	0.00000000	0.00000000	1.24999995	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	04/01/24 - 04/30/24	30	0.00	58,484.84	0.00	58,484.84	0.00	0.00	0.00	58,484.84	0.00
A-SB	04/01/24 - 04/30/24	30	0.00	49,237.63	0.00	49,237.63	0.00	0.00	0.00	49,237.63	0.00
A-4	04/01/24 - 04/30/24	30	0.00	833,652.50	0.00	833,652.50	0.00	0.00	0.00	833,652.50	0.00
A-5	04/01/24 - 04/30/24	30	0.00	1,241,241.93	0.00	1,241,241.93	0.00	0.00	0.00	1,241,241.93	0.00
X-A	04/01/24 - 04/30/24	30	0.00	752,019.47	0.00	752,019.47	0.00	0.00	0.00	752,019.47	0.00
X-B	04/01/24 - 04/30/24	30	0.00	115,058.81	0.00	115,058.81	0.00	0.00	0.00	115,058.81	0.00
X-D	04/01/24 - 04/30/24	30	0.00	44,386.46	0.00	44,386.46	0.00	0.00	0.00	44,386.46	0.00
X-F	04/01/24 - 04/30/24	30	0.00	36,388.75	0.00	36,388.75	0.00	0.00	0.00	36,388.75	0.00
X-G	04/01/24 - 04/30/24	30	0.00	19,406.25	0.00	19,406.25	0.00	0.00	0.00	19,406.25	0.00
X-H	04/01/24 - 04/30/24	30	0.00	60,647.84	0.00	60,647.84	0.00	0.00	0.00	60,647.84	0.00
A-S	04/01/24 - 04/30/24	30	0.00	459,460.72	0.00	459,460.72	0.00	0.00	0.00	459,460.72	0.00
B	04/01/24 - 04/30/24	30	0.00	157,480.32	0.00	157,480.32	0.00	0.00	0.00	157,480.32	0.00
C	04/01/24 - 04/30/24	30	0.00	162,672.12	0.00	162,672.12	0.00	0.00	0.00	162,672.12	0.00
D	04/01/24 - 04/30/24	30	0.00	76,820.83	0.00	76,820.83	0.00	0.00	0.00	76,820.83	0.00
E	04/01/24 - 04/30/24	30	0.00	44,472.92	0.00	44,472.92	0.00	0.00	0.00	44,472.92	0.00
F	04/01/24 - 04/30/24	30	0.00	46,452.78	0.00	46,452.78	0.00	0.00	0.00	46,452.78	0.00
G	04/01/24 - 04/30/24	30	0.00	24,773.43	0.00	24,773.43	0.00	0.00	0.00	24,773.43	0.00
H	04/01/24 - 04/30/24	30	12,199.45	77,421.20	0.00	77,421.20	(1,399.28)	0.00	0.00	78,820.48	10,819.64
RR Interest	04/01/24 - 04/30/24	30	647.56	224,214.67	0.00	224,214.67	(73.65)	0.00	0.00	224,288.32	575.76
Totals			12,847.01	4,484,293.47	0.00	4,484,293.47	(1,472.93)	0.00	0.00	4,485,766.40	11,395.40

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	4,805,658.91
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,506,860.43	Master Servicing Fee	14,451.56
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,908.17
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	656.59
ARD Interest	0.00	Operating Advisor Fee	932.35
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	328.29
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,506,860.43	Total Fees	22,566.97

Principal		Expenses/Reimbursements
Scheduled Principal	319,892.51	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(1,472.92)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	319,892.51	Total Expenses/Reimbursements	(1,472.92)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,485,766.40
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	319,892.51
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,805,658.91
Total Funds Collected	4,826,752.94	Total Funds Distributed	4,826,752.96

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,575,807,122.59	1,575,807,122.59	Beginning Certificate Balance	1,575,807,121.84
(-) Scheduled Principal Collections	319,892.51	319,892.51	(-) Principal Distributions	319,892.51
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,575,487,230.08	1,575,487,230.08	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,575,807,122.58	1,575,807,122.58	Ending Certificate Balance	1,575,487,229.33
Ending Actual Collateral Balance	1,575,499,402.23	1,575,499,402.23

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.75)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.75)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.41%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	40,720,000.00	2.58%	54	3.7574	NAP	Defeased	3	40,720,000.00	2.58%	54	3.7574	NAP
1,000,000 or less	2	1,705,791.06	0.11%	68	3.4126	0.813006	1.75 or less	24	195,658,481.11	12.42%	66	3.5902	1.170654
1,000,001 to 2,000,000	5	7,104,702.69	0.45%	68	3.3084	1.894152	1.76 to 2.00	6	69,790,160.32	4.43%	68	3.6980	1.878364
2,000,001 to 3,000,000	4	10,540,872.88	0.67%	68	3.3474	1.589009	2.01 to 2.25	8	257,857,433.32	16.37%	60	3.5270	2.085820
3,000,001 to 4,000,000	4	13,871,767.49	0.88%	68	3.5549	1.066965	2.26 to 2.50	4	118,250,000.00	7.51%	67	3.7531	2.357822
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 2.75	6	227,082,621.31	14.41%	67	3.2711	2.655017
5,000,001 to 6,000,000	7	37,923,156.04	2.41%	68	3.6614	2.649756	2.76 to 3.00	2	28,044,448.60	1.78%	67	3.7853	2.923742
6,000,001 to 7,000,000	3	19,483,793.92	1.24%	68	3.6803	1.439346	3.01 or greater	22	517,194,085.42	32.83%	67	3.2262	4.636471
7,000,001 to 8,000,000	8	61,418,331.43	3.90%	68	3.5500	4.037716	Totals	79	1,575,487,230.08	100.00%	65	3.4320	2.977081
8,000,001 to 9,000,000	3	24,756,566.19	1.57%	68	3.4352	1.540496
9,000,001 to 10,000,000	2	19,572,786.69	1.24%	67	3.5311	1.851623
10,000,001 to 15,000,000	12	154,414,461.69	9.80%	65	3.7650	2.433234
15,000,001 to 20,000,000	3	52,150,000.00	3.31%	68	3.4432	2.665653
20,000,001 to 30,000,000	8	206,140,000.00	13.08%	67	3.5569	2.998818
30,000,001 to 50,000,000	7	336,350,000.00	21.35%	67	3.1485	3.675822
50,000,001 to 70,000,000	4	258,050,000.00	16.38%	59	3.6639	2.101958
70,000,001 to 80,000,000	2	150,000,000.00	9.52%	66	3.1000	2.279200
80,000,001 to 90,000,000	1	81,285,000.00	5.16%	69	3.4050	2.011800
90,000,001 or greater	1	100,000,000.00	6.35%	67	3.1702	6.548000
Totals	79	1,575,487,230.08	100.00%	65	3.4320	2.977081
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	40,720,000.00	2.58%	54	3.7574	NAP
							Defeased	3	40,720,000.00	2.58%	54	3.7574	NAP
Alabama	1	3,281,626.24	0.21%	32	4.0000	1.748800
							Industrial	7	42,652,959.64	2.71%	68	3.7358	2.799787
Arizona	1	37,450,000.00	2.38%	67	3.4800	2.508200
							Lodging	9	270,447,439.32	17.17%	60	3.5144	4.347989
California	15	272,812,621.31	17.32%	66	3.4916	3.334034
							Mixed Use	3	15,473,569.21	0.98%	67	3.6465	3.086631
Colorado	2	62,150,000.00	3.94%	35	3.8430	2.425203
							Multi-Family	40	317,053,298.68	20.12%	67	3.5379	1.918552
Florida	5	48,358,857.74	3.07%	67	3.7442	4.513049
							Office	14	632,387,040.36	40.14%	67	3.2574	2.997358
Idaho	1	5,350,000.00	0.34%	67	4.0900	3.480100
							Other	2	48,900,000.00	3.10%	68	3.2678	2.731100
Illinois	3	17,920,000.00	1.14%	68	3.7500	2.756300
							Retail	9	159,882,005.87	10.15%	65	3.5823	2.520108
Kansas	2	11,944,739.83	0.76%	56	3.8539	1.678241
							Self Storage	6	47,970,917.00	3.04%	67	3.6207	3.595698
Maryland	1	65,400,000.00	4.15%	66	3.3980	2.734500
							Totals	93	1,575,487,230.08	100.00%	65	3.4320	2.977081
Massachusetts	1	7,202,000.00	0.46%	68	3.7500	2.756300

Mississippi	1	3,347,446.82	0.21%	32	4.0000	1.748800

Missouri	1	15,000,000.00	0.95%	66	3.9620	1.511100

Montana	1	7,603,833.50	0.48%	67	3.8290	4.531900

Nevada	3	115,450,000.00	7.33%	67	3.2548	6.062114

New Jersey	1	81,285,000.00	5.16%	69	3.4050	2.011800

New Mexico	1	10,465,000.00	0.66%	67	3.8550	1.996200

New York	36	539,083,618.43	34.22%	67	3.2380	2.363078

North Carolina	2	46,500,000.00	2.95%	68	3.4440	2.836653

Pennsylvania	1	7,625,000.00	0.48%	68	3.7200	3.731700

Texas	5	97,568,000.00	6.19%	68	3.7209	2.585452

Vermont	1	3,419,486.21	0.22%	67	4.3600	2.144200

Virginia	2	48,900,000.00	3.10%	68	3.2678	2.731100

Washington	3	26,650,000.00	1.69%	67	3.2716	4.360035

Totals	93	1,575,487,230.08	100.00%	65	3.4320	2.977081

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	40,720,000.00	2.58%	54	3.7574	NAP	Defeased	3	40,720,000.00	2.58%	54	3.7574	NAP
	3.000% or less	5	250,000,000.00	15.87%	67	2.8938	4.030560	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.250%	5	203,927,359.07	12.94%	66	3.2063	4.380881	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	34	538,722,072.23	34.19%	67	3.3876	2.618944	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	12	210,896,808.44	13.39%	67	3.6237	2.297017	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	15	278,451,504.13	17.67%	59	3.8404	2.405517	49 months or greater	76	1,534,767,230.08	97.42%	66	3.4234	2.977125
	4.001% to 4.250%	3	38,100,000.00	2.42%	68	4.0762	2.133880	Totals	79	1,575,487,230.08	100.00%	65	3.4320	2.977081
	4.251% or greater	2	14,669,486.21	0.93%	68	4.2910	1.481600
	Totals	79	1,575,487,230.08	100.00%	65	3.4320	2.977081
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	40,720,000.00	2.58%	54	3.7574	NAP	Defeased	3	40,720,000.00	2.58%	54	3.7574	NAP
	60 months or less	2	64,993,234.56	4.13%	31	3.9008	2.153084	Interest Only	41	1,294,795,000.00	82.18%	66	3.3830	3.166100
61 months to 84 months		73	1,468,980,474.69	93.24%	67	3.4022	3.014819	240 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	1	1,234,036.89	0.08%	68	3.2600	1.180000
	Totals	78	1,574,693,709.25	99.95%	65	3.4320	2.978234	301 months to 420 months	27	205,459,880.27	13.04%	65	3.6851	2.133946
								421 months or greater	6	32,484,792.09	2.06%	68	3.3824	0.901906
								Totals	78	1,574,693,709.25	99.95%	65	3.4320	2.978234
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		3	100,000,000.00	6.35%	67	3.0722	3.562500	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	79	1,575,487,230.08	100.00%	65	3.4320	2.977081	61 months to 240 months	1	793,520.83	0.05%	68	3.4500	0.690000
								241 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	1	793,520.83	0.05%	68	3.4500	0.690000
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310954014	OF	New York	NY	Actual/360	2.950%	184,375.00	0.00	0.00	N/A	12/06/29	--	75,000,000.00	75,000,000.00	05/06/24
1A	453012277				Actual/360	2.950%	61,458.33	0.00	0.00	N/A	12/06/29	--	25,000,000.00	25,000,000.00	05/06/24
2	310952438	OF	New York	NY	Actual/360	2.990%	124,583.33	0.00	0.00	N/A	12/06/29	--	50,000,000.00	50,000,000.00	05/06/24
2A	310954220				Actual/360	2.990%	124,583.33	0.00	0.00	N/A	12/06/29	--	50,000,000.00	50,000,000.00	05/06/24
3	323190003	LO	Las Vegas	NV	Actual/360	3.170%	264,179.42	0.00	0.00	N/A	12/05/29	--	100,000,000.00	100,000,000.00	05/05/24
4	1959191	OF	Jersey City	NJ	Actual/360	3.405%	230,646.19	0.00	0.00	N/A	02/05/30	--	81,285,000.00	81,285,000.00	05/05/24
5	300801971	MF	Long Island City	NY	Actual/360	3.250%	203,125.00	0.00	0.00	N/A	10/10/29	--	75,000,000.00	75,000,000.00	05/10/24
6	310952276	RT	Brooklyn	NY	Actual/360	3.359%	139,950.00	0.00	0.00	N/A	01/01/30	--	50,000,000.00	50,000,000.00	05/01/24
6A	310954178				Actual/360	3.359%	69,975.00	0.00	0.00	N/A	01/01/30	--	25,000,000.00	25,000,000.00	05/01/24
7	453012269	OF	New York	NY	Actual/360	3.610%	210,583.33	0.00	0.00	N/A	12/01/29	--	70,000,000.00	70,000,000.00	05/01/24
8	1959825	MF	Various	TX	Actual/360	3.800%	215,333.33	0.00	0.00	N/A	01/01/30	--	68,000,000.00	68,000,000.00	05/01/24
9	323190009	OF	Rockville	MD	Actual/360	3.398%	185,191.00	0.00	0.00	N/A	11/01/29	--	65,400,000.00	65,400,000.00	05/05/24
10	310953184	LO	Denver	CO	Actual/360	3.882%	176,792.75	0.00	0.00	N/A	12/11/26	--	54,650,000.00	54,650,000.00	05/11/24
11	300801963	OF	San Francisco	CA	Actual/360	3.450%	143,750.00	0.00	0.00	08/01/29	08/01/34	--	50,000,000.00	50,000,000.00	05/01/24
12	323190012	OF	San Francisco	CA	Actual/360	2.589%	107,875.00	0.00	0.00	N/A	12/06/29	--	50,000,000.00	50,000,000.00	05/06/24
13	300802020	98	Sterling	VA	Actual/360	3.268%	133,162.85	0.00	0.00	N/A	01/06/30	--	48,900,000.00	48,900,000.00	05/01/24
15	1959724	OF	Phoenix	AZ	Actual/360	3.480%	108,605.00	0.00	0.00	N/A	12/01/29	--	37,450,000.00	37,450,000.00	05/01/24
16	300802056	LO	Charlotte	NC	Actual/360	3.455%	84,935.42	0.00	0.00	N/A	01/01/30	--	29,500,000.00	29,500,000.00	05/01/24
17	1959889	RT	Wylie	TX	Actual/360	3.525%	81,515.62	0.00	0.00	N/A	12/01/29	--	27,750,000.00	27,750,000.00	05/01/24
18	1958902	IN	Various	Various	Actual/360	3.750%	84,187.50	0.00	0.00	N/A	01/06/30	--	26,940,000.00	26,940,000.00	05/06/24
19	600952422	RT	Carson	CA	Actual/360	4.070%	89,031.25	0.00	0.00	N/A	01/11/30	--	26,250,000.00	26,250,000.00	05/11/24
20	300801949	LO	Bakersfield	CA	Actual/360	3.830%	78,834.17	0.00	0.00	N/A	10/01/29	--	24,700,000.00	24,700,000.00	05/01/24
21	300802060	OF	Folsom	CA	Actual/360	3.490%	61,075.00	0.00	0.00	N/A	01/01/30	--	21,000,000.00	21,000,000.00	05/01/24
22	310952822	OF	Beverly Hills	CA	Actual/360	3.605%	60,083.33	0.00	0.00	N/A	01/11/30	--	20,000,000.00	20,000,000.00	05/11/24
23	300802025	LO	Charlotte	NC	Actual/360	3.425%	48,520.83	0.00	0.00	N/A	01/01/30	--	17,000,000.00	17,000,000.00	05/01/24
24	300802027	LO	Calabasas	CA	Actual/360	3.710%	52,558.33	0.00	0.00	N/A	01/01/30	10/01/29	17,000,000.00	17,000,000.00	05/01/24
25	310953105	LO	Fort Lauderdale	FL	Actual/360	3.790%	47,194.96	28,546.98	0.00	N/A	12/11/29	--	14,942,995.58	14,914,448.60	05/11/24
26	310953102	LO	Pembroke Pines	FL	Actual/360	3.790%	45,817.53	27,713.82	0.00	N/A	12/11/29	--	14,506,871.04	14,479,157.22	05/11/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	310952558	MF	Durham	NC	Actual/360	3.670%	46,486.67	0.00	0.00	N/A	12/11/29	--	15,200,000.00	15,200,000.00	05/11/24
28	300802016	Various Tacoma		WA	Actual/360	3.250%	41,031.25	0.00	0.00	N/A	12/01/29	--	15,150,000.00	15,150,000.00	04/01/24
29	310953596	MF	St Louis	MO	Actual/360	3.962%	49,525.00	0.00	0.00	N/A	11/11/29	--	15,000,000.00	15,000,000.00	05/11/24
30	310953019	OF	Ontario	CA	Actual/360	3.772%	47,055.70	0.00	0.00	N/A	12/11/29	--	14,970,000.00	14,970,000.00	05/11/24
31	300802017	Various Various		CA	Actual/360	3.363%	40,356.00	0.00	0.00	N/A	11/01/29	--	14,400,000.00	14,400,000.00	05/01/24
32	1959128	RT	Los Angeles	CA	Actual/360	3.585%	38,352.93	25,179.47	0.00	N/A	01/01/30	--	12,837,800.78	12,812,621.31	05/01/24
33	410951135	IN	Oceanside	CA	Actual/360	3.780%	41,359.50	0.00	0.00	N/A	12/11/29	--	13,130,000.00	13,130,000.00	05/11/24
34	1959061	MF	Auburn	WA	Actual/360	3.300%	31,625.00	0.00	0.00	N/A	01/01/30	--	11,500,000.00	11,500,000.00	05/01/24
35	300802031	MF	Chico	CA	Actual/360	4.270%	40,031.25	0.00	0.00	N/A	01/01/30	--	11,250,000.00	11,250,000.00	05/01/24
36	300802015	Various Various		NY	Actual/360	3.800%	35,308.33	0.00	0.00	N/A	12/01/29	--	11,150,000.00	11,150,000.00	05/01/24
37	300802059	RT	Various	Various	Actual/360	4.000%	34,537.38	17,978.30	0.00	01/01/27	07/01/31	--	10,361,212.86	10,343,234.56	05/01/24
38	470116740	MF	New York	NY	Actual/360	3.340%	26,698.58	19,518.34	0.00	N/A	01/01/30	--	9,592,305.03	9,572,786.69	05/01/24
39	1957358	OF	Albuquerque	NM	Actual/360	3.855%	33,618.81	0.00	0.00	N/A	12/01/29	--	10,465,000.00	10,465,000.00	05/01/24
40	310953353	SS	Henderson	NV	Actual/360	3.714%	30,950.00	0.00	0.00	N/A	12/11/29	--	10,000,000.00	10,000,000.00	05/11/24
41	470117480	MF	New York	NY	Actual/360	3.190%	22,168.89	17,351.80	0.00	N/A	01/01/30	--	8,339,393.66	8,322,041.86	05/01/24
42	470116780	MF	Yonkers	NY	Actual/360	3.330%	22,812.44	16,752.38	0.00	N/A	01/01/30	--	8,220,698.38	8,203,946.00	05/01/24
43	300802000	MF	Kansas City	KS	Actual/360	3.788%	26,025.49	14,034.64	0.00	N/A	12/01/29	--	8,244,612.97	8,230,578.33	05/01/24
44	300802021	SS	Houston	TX	Actual/360	4.008%	28,456.80	0.00	0.00	N/A	09/01/24	--	8,520,000.00	8,520,000.00	05/01/24
45	470117210	MF	White Plains	NY	Actual/360	3.270%	21,137.09	15,948.81	0.00	N/A	01/01/30	--	7,756,729.85	7,740,781.04	05/01/24
46	470117560	MF	Rocky Point	NY	Actual/360	3.510%	23,336.94	9,254.30	0.00	N/A	01/01/30	--	7,978,441.43	7,969,187.13	05/01/24
47	470117440	MF	New York	NY	Actual/360	3.410%	21,564.06	8,996.88	0.00	N/A	01/01/30	--	7,588,526.64	7,579,529.76	05/01/24
48	323190048	LO	Whitefish	MT	Actual/360	3.829%	24,301.40	12,172.16	0.00	N/A	12/01/29	--	7,616,005.66	7,603,833.50	04/01/24
49	300802022	SS	Sonora	CA	Actual/360	3.679%	23,913.50	0.00	0.00	N/A	01/01/30	--	7,800,000.00	7,800,000.00	05/01/24
50	1960110	SS	Mars	PA	Actual/360	3.720%	23,637.50	0.00	0.00	N/A	01/01/30	--	7,625,000.00	7,625,000.00	05/01/24
51	300802058	LO	Punta Gorda	FL	Actual/360	3.426%	21,698.00	0.00	0.00	N/A	01/01/30	--	7,600,000.00	7,600,000.00	05/01/24
52	300802012	SS	Longmont	CO	Actual/360	3.559%	22,243.75	0.00	0.00	N/A	12/01/29	--	7,500,000.00	7,500,000.00	05/01/24
53	470117320	MF	Staten Island	NY	Actual/360	3.340%	18,068.31	7,814.67	0.00	N/A	01/01/30	--	6,491,608.59	6,483,793.92	05/01/24
54	1855964	MU	Brooklyn	NY	Actual/360	3.610%	19,554.17	0.00	0.00	N/A	01/01/30	--	6,500,000.00	6,500,000.00	05/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
55	1959717	MF	Rancho Cordova	CA	Actual/360	4.090%	22,154.17	0.00	0.00	N/A	01/01/30	--	6,500,000.00	6,500,000.00	05/01/24
56	1959821	RT	Sunny Isles Beach	FL	Actual/360	3.720%	18,600.00	0.00	0.00	N/A	01/01/30	--	6,000,000.00	6,000,000.00	05/01/24
57	470116890	MF	New York	NY	Actual/360	3.170%	14,441.27	11,408.39	0.00	N/A	01/01/30	--	5,466,725.60	5,455,317.21	05/01/24
58	470117250	MF	Bronx	NY	Actual/360	3.270%	14,422.95	10,882.73	0.00	N/A	01/01/30	--	5,292,827.08	5,281,944.35	05/01/24
59	300802018	MF	Hialeah	FL	Actual/360	3.971%	17,782.26	8,383.71	0.00	N/A	12/01/29	--	5,373,635.63	5,365,251.92	05/01/24
60	470115980	MF	Spring Valley	NY	Actual/360	3.420%	14,337.66	10,114.84	0.00	N/A	01/01/30	--	5,030,757.40	5,020,642.56	05/01/24
61	300802007	SS	North Las Vegas	NV	Actual/360	3.965%	18,007.71	0.00	0.00	N/A	12/01/29	--	5,450,000.00	5,450,000.00	05/01/24
62	1959468	MF	Rexburg	ID	Actual/360	4.090%	18,234.58	0.00	0.00	N/A	12/01/29	--	5,350,000.00	5,350,000.00	05/01/24
63	470116970	MF	Yonkers	NY	Actual/360	3.320%	10,615.90	4,639.23	0.00	N/A	01/01/30	--	3,837,072.22	3,832,432.99	05/01/24
64	1958769	MU	Hinesburg	VT	Actual/360	4.360%	12,445.91	5,994.92	0.00	N/A	12/01/29	--	3,425,481.13	3,419,486.21	05/01/24
65	470117040	MF	Yonkers	NY	Actual/360	3.290%	9,087.65	4,033.77	0.00	N/A	01/01/30	--	3,314,644.99	3,310,611.22	05/01/24
66	470117520	MF	Yonkers	NY	Actual/360	3.260%	9,001.12	4,058.42	0.00	N/A	01/01/30	--	3,313,295.49	3,309,237.07	05/01/24
67	470116840	MF	New York	NY	Actual/360	3.340%	8,350.00	0.00	0.00	N/A	01/01/30	--	3,000,000.00	3,000,000.00	05/01/24
68	470116860	MF	Brooklyn	NY	Actual/360	3.280%	7,484.13	5,621.51	0.00	N/A	01/01/30	--	2,738,097.41	2,732,475.90	05/01/24
69	470117010	MF	Middle Island	NY	Actual/360	3.300%	6,954.66	5,176.70	0.00	N/A	01/01/30	--	2,528,966.59	2,523,789.89	05/01/24
70	470117610	MF	Yonkers	NY	Actual/360	3.490%	6,657.65	4,554.52	0.00	N/A	01/01/30	--	2,289,161.61	2,284,607.09	05/01/24
71	470116800	MF	New York	NY	Actual/360	3.320%	5,533.33	0.00	0.00	N/A	01/01/30	--	2,000,000.00	2,000,000.00	05/01/24
72	470117180	MF	New York	NY	Actual/360	3.310%	3,770.74	2,806.85	0.00	N/A	12/01/29	--	1,367,035.37	1,364,228.52	05/01/24
73	470117390	MF	New York	NY	Actual/360	3.270%	3,605.74	2,720.68	0.00	N/A	01/01/30	--	1,323,206.76	1,320,486.08	05/01/24
74	470117120	MF	New York	NY	Actual/360	3.260%	3,361.89	3,467.94	0.00	N/A	01/01/30	--	1,237,504.83	1,234,036.89	05/01/24
75	470117270	MF	New York	NY	Actual/360	3.380%	3,347.20	2,403.65	0.00	N/A	01/01/30	--	1,188,354.85	1,185,951.20	05/01/24
76	470117340	MF	Bronx	NY	Actual/360	3.450%	2,311.60	10,513.14	0.00	N/A	01/01/30	--	804,033.97	793,520.83	05/01/24
77	470116510	MF	New York	NY	Actual/360	3.380%	2,574.77	1,848.96	0.00	N/A	01/01/30	--	914,119.19	912,270.23	05/01/24
Totals							4,506,860.43	319,892.51	0.00				1,575,807,122.59	1,575,487,230.08
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	98,433,928.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	126,913,493.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	759,419,992.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	18,057,039.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	66,918,115.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	42,622,247.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	10,203,164.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,926,791.49	3,134,729.98	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	25,112,291.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,437,773.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	59,669,789.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	51,960,466.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,626,124.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,743,666.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,715,244.34	3,902,109.12	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,399,559.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,064,518.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,160,576.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,844,572.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,683,379.62	769,792.71	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,631,770.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	977,600.00	1,230,120.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	2,866,557.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,222,851.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	2,212,920.30	560,304.38	01/01/23	03/31/23	--	0.00	0.00	40,968.12	40,968.12	0.00	0.00
29	3,128,488.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,626,917.45	389,204.13	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	4,583,277.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	2,130,897.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,561,494.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,707,418.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	649,657.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,151,479.00	275,496.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,109,686.34	277,422.32	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	524,596.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	996,595.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,009,897.00	519,052.03	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	911,125.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	525,958.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	811,500.86	0.00	--	--	--	0.00	0.00	0.00	0.00	2,360.68	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	323,038.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	555,187.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	597,140.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	2,021,792.02	2,004,861.32	10/01/22	09/30/23	--	0.00	0.00	36,013.42	36,013.42	0.00	0.00
49	1,072,955.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,135,477.79	275,244.55	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	3,705,648.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,022,322.00	262,392.69	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	(83,067.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	628,745.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	576,631.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	926,485.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	466,111.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	276,394.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1,098,855.10	338,147.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	561,193.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	725,049.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	798,386.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	9,018.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	480,234.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	220,262.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	128,580.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	169,810.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	295,021.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	392,546.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	76,053.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	261,269.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	70,483.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	115,500.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	97,379.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	59,465.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	106,398.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
77	49,343.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,348,193,132.54	13,938,876.23				0.00	0.00	76,981.54	76,981.54	2,360.68	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432018%	3.412437%	65
04/17/24	1	15,150,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432040%	3.412451%	66
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432060%	3.412464%	67
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432083%	3.412479%	68
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432103%	3.412491%	69
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432123%	3.412504%	70
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432144%	3.412518%	71
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432164%	3.414931%	72
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432185%	3.414944%	73
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432205%	3.414956%	74
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432224%	3.414968%	75
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.432245%	3.414981%	76
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
28	300802016	04/01/24	0	B	40,968.12	40,968.12	19,303.02	15,150,000.00	10/16/23	13
48	323190048	04/01/24	0	B	36,013.42	36,013.42	0.00	7,616,005.66
Totals					76,981.54	76,981.54	19,303.02	22,766,005.66
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		8,520,000	8,520,000	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		54,650,000	54,650,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,512,317,230	1,512,317,230	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-24	1,575,487,230	1,575,487,230	0	0	0	0
Apr-24	1,575,807,123	1,560,657,123	15,150,000	0	0	0
Mar-24	1,576,108,955	1,576,108,955	0	0	0	0
Feb-24	1,576,444,172	1,576,444,172	0	0	0	0
Jan-24	1,576,744,069	1,576,744,069	0	0	0	0
Dec-23	1,577,043,055	1,577,043,055	0	0	0	0
Nov-23	1,577,358,374	1,577,358,374	0	0	0	0
Oct-23	1,577,655,494	1,577,655,494	0	0	0	0
Sep-23	1,577,969,013	1,577,969,013	0	0	0	0
Aug-23	1,578,264,278	1,578,264,278	0	0	0	0
Jul-23	1,578,558,648	1,578,558,648	0	0	0	0
Jun-23	1,578,869,511	1,578,869,511	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
28	300802016	15,150,000.00	15,150,000.00	36,200,000.00	--	535,292.88	4.34860	03/31/23	12/01/29	I/O
Totals		15,150,000.00	15,150,000.00	36,200,000.00		535,292.88

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
28	300802016	Various	WA	10/16/23	13

The loan transferred to Special Servicing effective 10/16/2023 due to Borrower filing for Chapter 11 bankruptcy on 9/27/2023. The loan is secured by two properties, Midland Self Storage and Portland Business Park. Midland Self Storage is a

self-storage property featuring 678 units. The 7-building property was built in 2009 and has 12 parking spaces. As of January 2024, Midland Self Storage the asset was 94.3% occupied. Portland Business Park is a flex property measuring

85,712 SF and was built i n 2002. The 5-building property sits directly next to the Midland Self Storage. As of January 2024, the property was 94% occupied. A December site inspection found both properties in good overall condition with some deferred maintenance at the Port land Business Park. The special servicer is evaluating next steps within the confines of the bankruptcy case. A confirmation hearing for the debtor's plan is scheduled for March 2024. The special servicer expects to be paid off in full.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
28	0.00	0.00	(1,472.92)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(1,472.92)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(1,472.92)

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Supplemental Notes
None

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